Option Agreements (Details) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended	8 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Feb. 06, 2024	Dec. 31, 2023	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024
Option Agreements [Line Items]
Initiation fee								$ 800
Development costs, percentage								50.00%
Research and development expenses	[1]						$ 25,691	$ 49,557
Accounts payable and other current liabilities							3,800	3,800
Development costs					$ 3,300
Research initiation fee							800	800
Expenses							13,400	33,800
Clinical Development Milestones [Member]
Option Agreements [Line Items]
Non-refundable milestone payments				$ 12,000		$ 12,000
Certain Regulatory Milestones [Member]
Option Agreements [Line Items]
Non-refundable milestone payments				$ 10,000		$ 10,000
Related Party [Member]
Option Agreements [Line Items]
Accounts payable and other current liabilities							2,300	2,300
Research and Development Expense [Member]
Option Agreements [Line Items]
Research and development expenses							3,800	6,600
Research and Development Expense [Member] | ORKA-001 [Member]
Option Agreements [Line Items]
Milestone payment							1,500
Research and Development Expenses [Member]
Option Agreements [Line Items]
Research and development expenses							$ 800	$ 13,200
Forecast [Member]
Option Agreements [Line Items]
Percentage of warrant purchase		1.00%
Forecast [Member] | ORKA-002 [Member]
Option Agreements [Line Items]
Percentage of warrant purchase			1.00%

[1]	Includes related party amount of $13,537 for the three months ended September 30, 2024 and $33,967 for the period from February 6, 2024 (inception) to September 30, 2024